As filed with the Securities and Exchange Commission on December 17, 2004	Registration No. 33-75962* Registration No. 811-2513

SECURITIES AND EXCHANGE COMMISSION Washington, D.C. 20549 FORM N-4

Post-Effective Amendment No. 39 To REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933 and Amendment to REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940

Variable Annuity Account C of ING Life Insurance and Annuity Company

ING Life Insurance and Annuity Company

151 Farmington Avenue, TS31, Hartford, Connecticut 06156

Depositor's Telephone Number, including Area Code: (860) 723-2239

Michael A. Pignatella, Counsel
ING US Legal Services
151 Farmington Avenue, TS31, Hartford, Connecticut 06156
(Name and Address of Agent for Service)

It is proposed that this filing will become effective:
60 days after filing pursuant to paragraph (a)(1) of Rule 485

X	on January 31, 2005 pursuant to paragraph (a)(1) of Rule 485

*Pursuant to Rule 429(a) under the Securities Act of 1933, Registrant has included a combined prospectus under this Registration Statement which includes all the information which would currently be required in a prospectus relating to the securities covered by the following earlier Registration Statement: 33-75978.

PARTS A AND B

The Prospectus and the Statement of Additional Information, dated May 1, 2004 as amended, are incorporated into Parts A and B, respectively, of this Post-Effective Amendment No. 39 by reference to Registrant's filings under: Rule 497(c) as filed on May 4, 2004, Rule 485(b), as filed and declared effective on May 27, 2004, and Rule 497(e) as filed on August 4, 2004, August 18, 2004, October 29, 2004 and November 3, 2004 (File No. 33-75962).

A Supplement dated January __, 2005 to the Prospectus and Statement of Additional Information is included in Parts A and B, respectively, of this Post-Effective Amendment.

ING Life Insurance and Annuity Company
Variable Annuity Account C

Opportunity Plus
Multiple Option Group Variable Annuity Contracts

Supplement dated January ___, 2005 to the
Contract Prospectus, Contract Prospectus Summary and
Statement of Additional Information, each dated May 1, 2004, as supplemented on May 27, 2004, August 4, 2004, August 18, 2004, October 29, 2004
and November 3, 2004

The information in this Supplement updates and amends certain information contained in the Contract Prospectus, Contract Prospectus Summary and Statement of Additional Information. You should read this Supplement along with the current Contract Prospectus, Contract Prospectus Summary and Statement of Additional Information (SAI).

1.

Effective with the substitution of funds described in the prior supplement dated August 18, 2004 (the "substitution"), the following new investment options may be available under your contract. You will receive a separate supplement detailing the final date and terms of the substitution.

ING American Century Select Portfolio (Initial Class)

ING Oppenheimer Global Portfolio (Initial Class)

ING Oppenheimer Strategic Income Portfolio (Initial Class)

ING Salomon Brothers Large Cap Growth Portfolio (Initial Class)

ING T. Rowe Price Diversified Mid Cap Growth Portfolio (Initial Class)

ING Van Kampen Equity and Income Portfolio (Initial Class)

2.

The minimum and maximum total fund operating expenses shown in the Contract Prospectus did not change with the addition of the funds in Item 1 of this supplement. Therefore, there is no change to the hypothetical examples shown in the Contract Prospectus.

X.75962-04C C04-	Page 1 of 4	January 2005

3.

The following adds information about the new funds to the Fund Expense Table beginning on page 7 of the Contract Prospectus.

In addition, effective January 1, 2005, the information for ING VP Emerging Markets Fund and ING VP Natural Resources Trust appearing in the Fund Expense Table is deleted and replaced with the following information for ING VP Emerging Markets Fund and ING VP Natural Resources Trust to reflect changes in fund fees and expenses effective January 1, 2005.

Fund Name	Management (Advisory) Fees	12b-1 Fee	Other Expenses	Total Annual Fund Operating Expenses	Fees and Expenses Waived or Reimbursed	Net Annual Fund Operating Expenses
ING American Century Select Portfolio (Initial Class) (25) (26)	0.64%	--	0.02%	0.66%	--	0.66%
ING Oppenheimer Global Portfolio (Initial Class) (26)	0.60%	--	0.06%	0.66%	--	0.66%
ING Oppenheimer Strategic Income Portfolio (Initial Class) (27)	0.50%	--	0.04%	0.54%	--	0.54%
ING Salomon Brothers Large Cap Growth Portfolio (Initial Class) (25)	0.64%	--	0.20%	0.84%	--	0.84%
ING T. Rowe Price Diversified Mid Cap Growth Portfolio (Initial Class) (25)(26)	0.64%	--	0.02%	0.66%	--	0.66%
ING Van Kampen Equity and Income Portfolio (Initial Class) (25)(26)	0.55%	--	0.02%	0.57%	--	0.57%
ING VP Emerging Markets Fund (28)	0.85%	--	1.73%	2.58%	0.83%	1.75%
ING VP Natural Resources Trust (28)	1.00%	--	0.61%	1.61%	0.43%	1.18%

4.	The Footnotes to "Fund Expense Table" beginning on page 9 of the Contract Prospectus are amended by deleting footnotes (15) and (16) and by adding the following footnotes:
(25)

Effective December 1, 2004, Management (Advisory) Fees have been restated to reflect a decrease as follows: from 0.80% to 0.64% for ING American Century Select Portfolio; from 0.85% to 0.64% for ING T. Rowe Price Diversified Mid Cap Growth Portfolio; from 0.85% to 0.55% for ING Van Kampen Equity and Income Portfolio; and from 0.70% to 0.64% for ING Salomon Brothers Large Cap Growth Portfolio.

(26)

Effective December 1, 2004, the administrative fees have been restated to reflect a decrease from 0.20% to 0.02% for ING American Century Select Portfolio, ING T. Rowe Price Diversified Mid Cap Growth Portfolio and ING Van Kampen Equity and Income Portfolio; and from 0.60% to 0.06% for ING Oppenheimer Global Portfolio.

	(27)	The fees and expenses shown in the table above are based on estimated expenses for the current fiscal year.
(28)

ING Investments, LLC has entered into a written expense limitation agreement with the Fund under which it will limit expenses of the Fund, excluding interest, taxes, brokerage and extraordinary expenses. The amount of the Fund's expenses waived, reimbursed or recouped during the last fiscal year by ING Investments, LLC, adjusted for contractual charges, if any, is shown under the heading "Fees and Expenses Waived or Reimbursed" in the table above. The expense limit is shown as "Net Annual Fund Operating Expenses" in the table above. The expense limit will continue through at least December 31, 2005.

X.75962-04C C04-	Page 2 of 4	January 2005

5.	The following information is added to Appendix IV - Fund Descriptions in the Contract Prospectus.
Fund Name	Investment Adviser/ Subadviser	Investment Objective(s)/Summary of Principal Investment Strategies
ING Partners, Inc. -- ING American Century Select Portfolio (formerly ING Alger Growth Portfolio) (Initial Class)	ING Life Insurance and Annuity Company Subadviser: American Century Investment Management, Inc.

Seeks long-term capital appreciation. Invests in stocks of companies the subadviser believes will increase in value over time, using a growth investment strategy developed by the subadviser that looks for companies with earnings and revenues that are not only growing, but growing at a successively faster, or accelerating, pace.

ING Partners, Inc. -- ING Oppenheimer Global Portfolio (formerly ING MFS Global Growth Portfolio) (Initial Class)	ING Life Insurance and Annuity Company Subadviser: OppenheimerFunds, Inc.

Seeks capital appreciation. Invests mainly in common stocks of companies in the U.S. and foreign countries. Can invest without limit in foreign securities and can invest in any country, including countries with developed or emerging markets.

ING Partners, Inc. -- ING Oppenheimer Strategic Income Portfolio (Initial Class)	ING Life Insurance and Annuity Company Subadviser: OppenheimerFunds, Inc.

Seeks a high level of current income principally derived from interest on debt securities. Invests mainly in debt securities of issuers in three market sectors: foreign governments and companies; U.S. Government securities; and lower-grade high-yield securities of U.S. and foreign companies.

ING Partners, Inc. -- ING Salomon Brothers Large Cap Growth Portfolio (formerly ING Alger Capital Appreciation Portfolio) (Initial Class)	ING Life Insurance and Annuity Company Subadviser: Salomon Brothers Asset Management, Inc.

Seeks long-term capital appreciation. Normally invests at least 80% of its net assets in equity securities of large cap companies and related investments. For purposes of this 80% policy, large cap companies are considered to be companies with market capitalizations similar to companies in the Russell 1000 Index at the time of purchase.

ING Partners, Inc. -- ING T. Rowe Price Diversified Mid Cap Growth Portfolio (formerly ING Alger Aggressive Growth Portfolio) (Initial Class)	ING Life Insurance and Annuity Company Subadviser: T. Rowe Price Associates Inc.

Seeks long-term capital appreciation. Will normally invest at least 80% of its total assets in the equity securities of companies having a market capitalization within the range of companies in the Russell MidCap Growth Index or the S&P Mid Cap 400 Index. Focuses on midsize companies whose earnings are expected to grow at a rate faster than the average company.

ING Partners, Inc. -- ING Van Kampen Equity and Income Portfolio (formerly ING UBS U.S. Allocation Portfolio) (Initial Class)	ING Life Insurance and Annuity Company Subadviser: Morgan Stanley Investment Management, Inc.

Seeks total return, consisting of long-term capital appreciation and current income. Under normal circumstances, invests at least 80% of net assets (plus any borrowings for investment purposes) in equity and income securities at the time of investment. Invests primarily in income-producing equity instruments (including common stocks, preferred stocks and convertible securities) and investment grade quality debt securities. Under normal market conditions, invests at least 65% of total assets in income-producing equity securities.

X.75962-04C C04-	Page 3 of 4	January 2005

6.	The following information is added to the Fund Expense Table on page 154 of the Contract Prospectus Summary.
	Column 1	Column 2	Column 3	Column 4	Column 5
Fund Name	Mortality and Expense Risk Charge	Maximum Administrative Expense Charge (Not Currently Charged)	Maximum Total Subaccount Annual Charges	Total Annual Fund Operating Expenses	Total Annual Expenses (Subaccount Plus Fund Expenses)
ING American Century Select Portfolio (Initial Class)	1.00%	0.25%	1.25%	0.66%	1.91%
ING Oppenheimer Global Portfolio (Initial Class)	1.00%	0.25%	1.25%	0.66%	1.91%
ING Oppenheimer Strategic Income Portfolio (Initial Class)	1.00%	0.25%	1.25%	0.54%	1.79%
ING Salomon Brothers Large Cap Growth Portfolio (Initial Class)	1.00%	0.25%	1.25%	0.87%	2.12%
ING T. Rowe Price Diversified Mid Cap Growth Portfolio (Institutional Shares)	1.00%	0.25%	1.25%	0.66%	1.91%
ING Van Kampen Equity and Income Portfolio (Initial Class)	1.00%	0.25%	1.25%	0.57%	1.82%

7.

The information for ING VP Emerging Markets Fund, Inc. and ING VP Natural Resources Trust appearing in the Fund Expense Table on page 154 of the Contract Prospectus Summary is deleted and replaced with the following to reflect changes in fund fees and expenses effective January 1, 2005.

	Column 1	Column 2	Column 3	Column 4	Column 5
Fund Name	Mortality and Expense Risk Charge	Maximum Administrative Expense Charge (Not Currently Charged)	Maximum Total Subaccount Annual Charges	Total Annual Fund Operating Expenses	Total Annual Expenses (Subaccount Plus Fund Expenses)
ING VP Emerging Markets Fund, Inc.(8)	1.00%	0.25%	1.25%	2.58%	3.83%
ING VP Natural Resources Trust (4)(8)	1.00%	0.25%	1.25%	1.61%	2.86%

8.

The information for ING VP Emerging Markets Fund, Inc. appearing in footnote (1) to the Fund Expense Table on page 155 of the Contract Prospectus Summary is deleted and the following footnote is added.

(8)

Total Annual Fund Operating Expenses shown in the table above do not reflect contractual fee waivers or expense reimbursement arrangements. Had these fee waivers and/or expense reimbursements been taken into account, the annual expenses of the funds would have been as follows: ING VP Emerging Markets Fund, Inc. - 1.75% and ING VP Natural Resources Trust - 1.18%.

X.75962-04C C04-	Page 4 of 4	January 2005

VARIABLE ANNUITY ACCOUNT C PART C - OTHER INFORMATION
Item 24. Financial Statements and Exhibits
(a)	Financial Statements:
(1)	Incorporated by reference in Part A: Condensed Financial Information
(2)	Incorporated by reference in Part B: Financial Statements of Variable Annuity Account C:
-	Report of Independent Auditors
-	Statement of Assets and Liabilities as of December 31, 2003
-	Statement of Operations for the year ended December 31, 2003
-	Statements of Changes in Net Assets for the years ended December 31, 2003 and 2002
-	Notes to Financial Statements
Financial Statements of ING Life Insurance and Annuity Company:
-	Report of Independent Auditors
-	Consolidated Income Statements for the years ended December 31, 2003, 2002 and 2001
-	Consolidated Balance Sheet as of December 31, 2003 and 2002
-	Consolidated Statements of Changes in Shareholder's Equity for the years ended December 31, 2003, 2002 and 2001
-	Consolidated Statements of Cash Flows for the years ended December 31, 2003, 2002 and 2001
-	Notes to Consolidated Financial Statements
(b) Exhibits
(1)	Resolution establishing Variable Annuity Account C • Incorporated by reference to Post-Effective Amendment No. 6 to Registration Statement on Form N-4 (File No. 33-75986), as filed on April 22, 1996.
(2)	Not applicable
(3.1)	Broker-Dealer Agreement • Incorporated by reference to Registration Statement on Form N-4 (File No. 333-56297), as filed on June 8, 1998.
(3.2)

Alternative Form of Wholesaling Agreement and Related Selling Agreement • Incorporated by reference to Post-Effective Amendment No. 5 to Registration Statement on Form N-4 (File No. 33-75986), as filed on April 12, 1996.

(3.3)

Broker-Dealer Agreement dated June 7, 2000 between Aetna Life Insurance and Annuity Company and Aetna Investment Services, Inc. (AISI) and Letter of Assignment to AISI • Incorporated by reference to Pre-Effective Amendment No. 1 to Registration Statement on Form N-4
(File No. 333-49176), as filed on November 30, 2000.

(3.4)

Underwriting Agreement dated November 17, 2000 between Aetna Life Insurance and Annuity Company and Aetna Investment Services, LLC • Incorporated by reference to Pre-Effective Amendment No. 1 to Registration Statement on Form N-4 (File No. 333-49176), as filed on November 30, 2000.

(4.1)	Variable Annuity Contract (G-TDA-HH(XC/M)) • Incorporated by reference to Post-Effective Amendment No. 6 to Registration Statement on Form N-4 (File No. 33-75962), as filed on April 17, 1996.
(4.2)	Variable Annuity Contract (G-TDA-HH(XC/S)) • Incorporated by reference to Post-Effective Amendment No. 6 to Registration Statement on Form N-4 (File No. 33-75962), as filed on April 17, 1996.
(4.3)	Variable Annuity Certificate (GTCC-HH(XC/M)) • Incorporated by reference to Post-Effective Amendment No. 14 to Registration Statement on Form N-4 (File No. 33-75962), as filed on April 17, 1998.
(4.4)	Variable Annuity Certificate (GTCC-HH(XC/S)) • Incorporated by reference to Post-Effective Amendment No. 14 to Registration Statement on Form N-4 (File No. 33-75962), as filed on April 17, 1998.
(4.5)

Endorsement (EGET-IC(R)) to Contracts G-TDA-HH(XC/M) and
G-TDA-HH(XC/S) • Incorporated by reference to Post-Effective Amendment No. 5 to Registration Statement on Form N-4 (File No. 33-75986), as filed on April 12, 1996.

(4.6)

Endorsement (ENYSUTMF97) to Contract G-TDA-HH(XC/M) • Incorporated by reference to Post-Effective Amendment No. 11 to Registration Statement on Form N-4 (File No. 33-75962), as filed on April 14, 1997.

(4.7)

Endorsement (ENYSUTMF97(S)) to Contract G-TDA-HH(XC/S) • Incorporated by reference to Post-Effective Amendment No. 11 to Registration Statement on Form N-4 (File No. 33-75962), as filed on April 14, 1997.

(4.8)

Endorsement (ENYSTSDO97) to Contracts G-TDA-HH(XC/M) and
G-TDA-HH(XC/S) • Incorporated by reference to Post-Effective Amendment No. 11 to Registration Statement on Form N-4 (File No. 33-75962), as filed on April 14, 1997.

(4.9)

Endorsement (EGAA(5/98) NY) to Contracts G-TDA-HH(XC/M) and
G-TDA-HH(XC/S) and Certificates GTCC-HH(XC/M) and
GTCC-HH(XC/S) • Incorporated by reference to Post-Effective Amendment No. 14 to Registration Statement on Form N-4 (File No. 33-75962), as filed on April 17, 1998.

(4.10)

Endorsement (EG403-GIE-98) to Contract G-TDA-HH(XC/M) and Certificate GTCC-HH(XC/M) • Incorporated by reference to Post-Effective Amendment No. 11 to Registration Statement on Form N-4 (File No. 333-01107), as filed on September 10, 1998.

(4.11)

Endorsement (EG403-GI-98) to Contract G-TDA-HH(XC/M) and Certificate GTCC-HH(XC/M) • Incorporated by reference to Post-Effective Amendment No. 15 to Registration Statement on Form N-4 (File No. 33-75962), as filed on September 15, 1998.

(4.12)

Endorsement (EGET-99) to Contracts G-TDA-HH(XC/M) and G-TDA-HH(XC/S) and Certificates GTCC-HH(XC/M) and GTCC-HH(XC/S) • Incorporated by reference to Post-Effective Amendment No. 13 to Registration Statement on Form N-4 (File No. 333-01107), as filed on April 7, 1999.

(4.13)

Endorsement (ENYS-XC/M-00) to Contract G-TDA-HH(XC/M) and Certificate G-TDA-HH(XC/M) • Incorporated by reference to Post-Effective Amendment No. 22 to Registration Statement on Form S-1 (File No. 33-75962), as filed on April 13, 2000.

(4.14)

Endorsement (ENYS-XC/S-00) to Contract G-TDA-HH(XC/S) and Certificate G-TDA-HH(XC/S) • Incorporated by reference to Post-Effective Amendment No. 22 to Registration Statement on Form S-1 (File No. 33-75962), as filed on April 13, 2000.

(4.15)

Endorsement (EGSF-IB(XC/M)) to Contract G-TDA-HH(XC/M) and Certificate GTCC-HH(XC/M) • Incorporated by reference to Post-Effective Amendment No. 25 to Registration Statement on Form N-4
(File No. 33-75962), as filed on December 6, 2000.

(4.16)

Endorsement (EGAA-ID(XC)) to Contract G-TDA-HH(XC/S) and Certificate GTCC-HH(XC/S) • Incorporated by reference to Post-Effective Amendment No. 25 to Registration Statement on Form N-4 (File No. 33-75962), as filed on December 6, 2000.

(4.17)

Endorsement EDSC-94(XC/M) to Contract G-TDA-HH(XC/M) and Certificate GTCC-HH(XC/M) • Incorporated by reference to Post-Effective Amendment No. 26 to Registration Statement on Form N-4
(File No. 33-75962), as filed on December 13, 2000.

(4.18)

Endorsement (ENYS-AR-01) to Contracts G-TDA-HH(XC/M) and
G-TDA-HH(XC/S) and Certificates GTCC-HH(XC/M) and GTCC-HH(XC/S) • Incorporated by reference to Post-Effective Amendment No. 30 to Registration Statement on Form N-4 (File No. 33-75962), as filed on April 8, 2002.

(4.19)

Endorsement EEGTRRA-HEG(01) to Contracts G-TDA-HH(XC/M) and
G-TDA-HH(XC/S) and Contract Certificates GTCC-HH(XC/M) and GTCC-HH(XC/S) • Incorporated by reference to Post-Effective Amendment No. 30 to Registration Statement on Form N-4 (File No. 33-75962), as filed on April 8, 2002.

(4.20)	Endorsement E-LOANSBA(1/02)to Contracts G-TDA-HH(XC/M) and G-TDA-HH(XC/S) and Contract Certificates GTCC-HH(XC/M) and GTCC-HH(XC/S)
(4.21)	Endorsement ENYS-EDB-02 to Contracts G-TDA-HH(XC/M) and G-TDA-HH(XC/S) and Contract Certificates GTCC-HH(XC/M) and GTCC-HH(XC/S)
(4.22)

Endorsements ENMCHG(05/02) and ENMCHG1(05/02) for name change • Incorporated by reference to Post-Effective Amendment No. 30 to Registration Statement on Form N-4 (File No. 33-75962), as filed on April 8, 2002.

(4.23)	Variable Annuity Contract GAGOV-98(NY)
(4.24)	Variable Annuity Contract Certificate GAGOVC-98(NY)
(4.25)	Endorsement EGOVCC-NYS-03 to Contract GAGOV-98(NY) and Contract Certificate GAGOVC-98(NY)
(5.1)

Variable Annuity Contract Application (300-GTD-NY(5/98)) • Incorporated by reference to Post-Effective Amendment No. 15 to Registration Statement on Form N-4 (File No. 33-75962), as filed on September 15, 1998.

(5.2)	Variable Annuity Contract Application (300-AD457-98(X)) to Contract GAGOV-98(NY) and Contract Certificate GAGOVC-98(NY)
(6.1)

Restated Certificate of Incorporation (amended and restated as of January 1, 2002) of ING Life Insurance and Annuity Company • Incorporated by reference to ING Life Insurance and Annuity Company Annual Report on Form 10-K (File No. 33-23376), as filed on March 28, 2002.

(6.2)

By-Laws Restated as of January 1, 2002 of ING Life Insurance and Annuity Company • Incorporated by reference to ING Life Insurance and Annuity Company Annual Report on Form 10-K (File No. 33-23376), as filed on March 28, 2002.

(7)	Not applicable
(8.1)

Fund Participation Agreement dated June 30, 1998 by and among AIM Variable Insurance Funds, Inc., A I M Distributors, Inc. and Aetna Life Insurance and Annuity Company • Incorporated by reference to Pre-Effective Amendment No. 1 to Registration Statement on Form N-4
(File No. 333-56297), as filed on August 4, 1998.

(8.2)

Amendment No. 1 dated October 1, 2000 to Participation Agreement dated June 30, 1998 by and among AIM Variable Insurance Funds (formerly AIM Variable Insurance Funds, Inc.), A I M Distributors, Inc. and Aetna Life Insurance and Annuity Company • Incorporated by reference to Post-Effective Amendment No. 24 to Registration Statement on Form N-4 (File No. 333-01107), as filed on April 13, 2001.

(8.3)

First Amendment dated November 17, 2000 to Participation Agreement dated June 30, 1998 by and among AIM Variable Insurance Funds, (formerly AIM Variable Insurance Funds, Inc.), A I M Distributors, Inc. and Aetna Life Insurance and Annuity Company • Incorporated by reference to Post-Effective Amendment No. 24 to Registration Statement on Form N-4 (File No. 333-01107), as filed on April 13, 2001.

(8.4)

Amendment dated July 12, 2002 to Participation Agreement dated as of June 30, 1998, as amended on October 1, 2000 and November 17, 2000 by and among AIM Variable Insurance Funds, A I M Distributors, Inc., Aetna Life Insurance Company and Annuity Company and Aetna Investment Services, LLC • Incorporated by reference to Post-Effective Amendment No. 32 to Registration Statement on Form N-4 (File No. 33-75988), as filed on
April 13, 2004.

(8.5)

Service Agreement effective June 30, 1998 between Aetna Life Insurance and Annuity Company and AIM Advisors, Inc. • Incorporated by reference to Pre-Effective Amendment No. 1 to Registration Statement on Form N-4
(File No. 333-56297), as filed on August 4, 1998.

(8.6)

First Amendment dated October 1, 2000 to the Service Agreement effective June 30, 1998 between Aetna Life Insurance and Annuity Company and AIM Advisors, Inc. • Incorporated by reference to Pre-Effective Amendment No. 1 to Registration Statement on Form N-4 (File No. 333-49176), as filed on November 30, 2000.

(8.7)

Fund Participation Agreement dated as of May 1, 1998 by and among Aetna Life Insurance and Annuity Company and Aetna Variable Fund, Aetna Variable Encore Fund, Aetna Income Shares, Aetna Balanced VP, Inc., Aetna GET Fund on behalf of each of its series, Aetna Generation Portfolios, Inc. on behalf of each of its series, Aetna Variable Portfolios, Inc. on behalf of each of its series and Aeltus Investment Management, Inc. • Incorporated by reference to Registration Statement on Form N-4 (File No. 333-56297), as filed on June 8, 1998.

(8.8)

Amendment dated November 9, 1998 to Fund Participation Agreement dated as of May 1, 1998 by and among Aetna Life Insurance and Annuity Company and Aetna Variable Fund, Aetna Variable Encore Fund, Aetna Income Shares, Aetna Balanced VP, Inc., Aetna GET Fund on behalf of each of its series, Aetna Generation Portfolios, Inc. on behalf of each of its series, Aetna Variable Portfolios, Inc. on behalf of each of its series and Aeltus Investment Management, Inc. • Incorporated by reference to Post-Effective Amendment No. 2 to Registration Statement on Form N-4 (File No. 333-56297), as filed on December 14, 1998.

(8.9)

Second Amendment dated December 31, 1999 to Fund Participation Agreement dated as of May 1, 1998 and amended on November 9, 1998 by and among Aetna Life Insurance and Annuity Company and Aetna Variable Fund, Aetna Variable Encore Fund, Aetna Income Shares, Aetna Balanced VP, Inc., Aetna GET Fund on behalf of each of its series, Aetna Generation Portfolios, Inc. on behalf of each of its series, Aetna Variable Portfolios, Inc. on behalf of each of its series and Aeltus Investment Management, Inc. • Incorporated by reference to Post-Effective Amendment No. 19 to Registration Statement on Form N-4 (File No. 333-01107), as filed on February 16, 2000.

(8.10)

Third Amendment dated February 11, 2000 to Fund Participation Agreement dated as of May 1, 1998 and amended on November 9, 1998 and December 31, 1999 by and among Aetna Life Insurance and Annuity Company and Aetna Variable Fund, Aetna Variable Encore Fund, Aetna Income Shares, Aetna Balanced VP, Inc., Aetna GET Fund on behalf of each of its series, Aetna Generation Portfolios, Inc. on behalf of each of its series, Aetna Variable Portfolios, Inc. on behalf of each of its series and Aeltus Investment Management, Inc. • Incorporated by reference to Post-Effective Amendment No. 20 to Registration Statement on Form N-4 (File No. 333-01107), as filed on April 4, 2000.

(8.11)

Fourth Amendment dated May 1, 2000 to Fund Participation Agreement dated as of May 1, 1998 and amended on November 9, 1998, December 31, 1999 and February 11, 2000 by and among Aetna Life Insurance and Annuity Company and Aetna Variable Fund, Aetna Variable Encore Fund, Aetna Income Shares, Aetna Balanced VP, Inc., Aetna GET Fund on behalf of each of its series, Aetna Generation Portfolios, Inc. on behalf of each of its series, Aetna Variable Portfolios, Inc. on behalf of each of its series and Aeltus Investment Management, Inc. • Incorporated by reference to Post-Effective Amendment No. 20 to Registration Statement on Form N-4 (File No. 333-01107), as filed on April 4, 2000.

(8.12)

Fifth Amendment dated February 27, 2001 to Fund Participation Agreement dated as of May 1, 1998 and amended on November 9, 1998, December 31, 1999, February 11, 2000 and May 1, 2000 by and among Aetna Life Insurance and Annuity Company and Aetna Variable Fund, Aetna Variable Encore Fund, Aetna Income Shares, Aetna Balanced VP, Inc., Aetna GET Fund on behalf of each of its series, Aetna Generation Portfolios, Inc. on behalf of each of its series, Aetna Generation Portfolios, Inc. on behalf of each of its series, Aetna Variable Portfolios, Inc. on behalf of each of its series and Aeltus Investment Management, Inc. • Incorporated by reference to Post-Effective Amendment No. 24 to Registration Statement on Form N-4 (File No. 333-01107), as filed on April 13, 2001.

(8.13)

Sixth Amendment dated as of June 19, 2001 to Fund Participation Agreement dated as of May 1, 1998 and amended on November 9, 1998, December 31, 1999, February 11, 2000, May 1, 2000 and February 27, 2001 among Aetna Life Insurance and Annuity Company, Aeltus Investment Management, Inc. and Aetna Variable Fund, Aetna Variable Encore Fund, Aetna Income Shares, Aetna Balanced VP, Inc., Aetna GET Fund, on behalf of each of its series, Aetna Generations Portfolios, Inc., on behalf of each of its series, and Aetna Variable Portfolios, Inc., on behalf of each of its series • Incorporated by reference to Post-Effective Amendment No. 32 to Registration Statement on Form N-4 (File No. 33-75988), as filed on April 13, 2004.

(8.14)

Service Agreement dated as of May 1, 1998 between Aeltus Investment Management, Inc. and Aetna Life Insurance and Annuity Company in connection with the sale of shares of Aetna Variable Fund, Aetna Variable Encore Fund, Aetna Income Shares, Aetna Balanced VP, Inc., Aetna GET Fund on behalf of each of its series, Aetna Generation Portfolios, Inc. on behalf of each of its series and Aetna Variable Portfolios, Inc. on behalf of each of its series • Incorporated by reference to Registration Statement on Form N-4 (File No. 333-56297), as filed on June 8, 1998.

(8.15)

Amendment dated November 4, 1998 to Service Agreement dated as of May 1, 1998 between Aeltus Investment Management, Inc. and Aetna Life Insurance and Annuity Company in connection with the sale of shares of Aetna Variable Fund, Aetna Variable Encore Fund, Aetna Income Shares, Aetna Balanced VP, Inc., Aetna GET Fund on behalf of each of its series, Aetna Generation Portfolios, Inc. on behalf of each of its series and Aetna Variable Portfolios, Inc. on behalf of each of its series • Incorporated by reference to Post-Effective Amendment No. 2 to Registration Statement on Form N-4 (File No. 333-56297), as filed on December 14, 1998.

(8.16)

Second Amendment dated February 11, 2000 to Service Agreement dated as of May 1, 1998 and amended on November 4, 1998 between Aeltus Investment Management, Inc. and Aetna Life Insurance and Annuity Company in connection with the sale of shares of Aetna Variable Fund, Aetna Variable Encore Fund, Aetna Income Shares, Aetna Balanced VP, Inc., Aetna GET Fund on behalf of each of its series, Aetna Generation Portfolios, Inc. on behalf of each of its series and Aetna Variable Portfolios, Inc. on behalf of each of its series • Incorporated by reference to Post-Effective Amendment No. 20 to Registration Statement on Form N-4 (File No. 333-01107), as filed on April 4, 2000.

(8.17)

Third Amendment dated May 1, 2000 to Service Agreement dated as of May 1, 1998 and amended on November 4, 1998 and February 11, 2000 between Aeltus Investment Management, Inc. and Aetna Life Insurance and Annuity Company in connection with the sale of shares of Aetna Variable Fund, Aetna Variable Encore Fund, Aetna Income Shares, Aetna Balanced VP, Inc., Aetna GET Fund on behalf of each of its series, Aetna Generation Portfolios, Inc. on behalf of each of its series and Aetna Variable Portfolios, Inc. on behalf of each of its series • Incorporated by reference to Post-Effective Amendment No. 20 to Registration Statement on Form N-4 (File No. 333-01107), as filed on April 4, 2000.

(8.18)

Fourth Amendment dated as of June 26, 2001 to Service Agreement with Investment Advisor effective as of May 1, 1998, as amended on November 4, 1998, February 11, 2000 and May 1, 2000 between Aeltus Investment Management, Inc. and Aetna Life Insurance and Annuity Company • Incorporated by reference to Post-Effective Amendment No. 32 to Registration Statement on Form N-4 (File No. 33-75988), as filed on April 13, 2004.

(8.19)

Fund Participation Agreement dated December 1, 1997 among Calvert Responsibly Invested Balanced Portfolio, Calvert Asset Management Company, Inc. and Aetna Life Insurance and Annuity Company • Incorporated by reference to Post-Effective Amendment No. 8 to Registration Statement on Form N-4 (File No. 333-01107), as filed on February 19, 1998.

(8.20)

Service Agreement dated December 1, 1997 between Calvert Asset Management Company, Inc. and Aetna Life Insurance and Annuity Company • Incorporated by reference to Post-Effective Amendment No. 8 to Registration Statement on Form N-4 (File No. 333-01107), as filed on February 19, 1998.

(8.21)

Fund Participation Agreement dated February 1, 1994 and amended on December 15, 1994, February 1, 1995, May 1, 1995, January 1, 1996 and March 1, 1996 between Aetna Life Insurance and Annuity Company, Variable Insurance Products Fund and Fidelity Distributors Corporation • Incorporated by reference to Post-Effective Amendment No. 12 to Registration Statement on Form N-4 (File No. 33-75964), as filed on February 11, 1997.

(8.22)

Fifth Amendment dated as of May 1, 1997 to the Fund Participation Agreement dated February 1, 1994 and amended on December 15, 1994, February 1, 1995, May 1, 1995, January 1, 1996 and March 1, 1996 between Aetna Life Insurance and Annuity Company, Variable Insurance Products Fund and Fidelity Distributors Corporation • Incorporated by reference to Post-Effective Amendment No. 30 to Registration Statement on Form N-4 (File No. 33-34370), as filed on September 29, 1997.

(8.23)

Sixth Amendment dated November 6, 1997 to the Fund Participation Agreement dated February 1, 1994 and amended on December 15, 1994, February 1, 1995, May 1, 1995, January 1, 1996, March 1, 1996 and May 1, 1997 between Aetna Life Insurance and Annuity Company, Variable Insurance Products Fund and Fidelity Distributors Corporation • Incorporated by reference to Post-Effective Amendment No. 16 to Registration Statement on Form N-4 (File No. 33-75964), as filed on February 9, 1998.

(8.24)

Seventh Amendment dated as of May 1, 1998 to the Fund Participation Agreement dated February 1, 1994 and amended on December 15, 1994, February 1, 1995, May 1, 1995, January 1, 1996, March 1, 1996, May 1, 1997 and November 6, 1997 between Aetna Life Insurance and Annuity Company, Variable Insurance Products Fund and Fidelity Distributors Corporation • Incorporated by reference to Registration Statement on Form N-4 (File No. 333-56297), as filed on June 8, 1998.

(8.25)

Eighth Amendment dated December 1, 1999 to Fund Participation Agreement dated February 1, 1994 and amended on December 15, 1994, February 1, 1995, May 1, 1995, January 1, 1996, March 1, 1996, May 1, 1997, November 6, 1997 and May 1, 1998 between Aetna Life Insurance and Annuity Company, Variable Insurance Products Fund and Fidelity Distributors Corporation • Incorporated by reference to Post-Effective Amendment No. 19 to Registration Statement on Form N-4 (File No. 333-01107), as filed on February 16, 2000.

(8.26)

Fund Participation Agreement dated February 1, 1994 and amended on December 15, 1994, February 1, 1995, May 1, 1995, January 1, 1996 and March 1, 1996 between Aetna Life Insurance and Annuity Company, Variable Insurance Products Fund II and Fidelity Distributors Corporation • Incorporated by reference to Post-Effective Amendment No. 12 to Registration Statement on Form N-4 (File No. 33-75964), as filed on February 11, 1997.

(8.27)

Fifth Amendment dated as of May 1, 1997 to the Fund Participation Agreement dated February 1, 1994 and amended on December 15, 1994, February 1, 1995, May 1, 1995, January 1, 1996 and March 1, 1996 between Aetna Life Insurance and Annuity Company, Variable Insurance Products Fund II and Fidelity Distributors Corporation • Incorporated by reference to Post-Effective Amendment No. 30 to Registration Statement on Form N-4 (File No. 33-34370), as filed on September 29, 1997.

(8.28)

Sixth Amendment dated as of January 20, 1998 to the Fund Participation Agreement dated February 1, 1994 and amended on December 15, 1994, February 1, 1995, May 1, 1995, January 1, 1996, March 1, 1996 and May 1, 1997 between Aetna Life Insurance and Annuity Company, Variable Insurance Products Fund II and Fidelity Distributors Corporation • Incorporated by reference to Post-Effective Amendment No. 7 to Registration Statement on Form S-6 (File No. 33-75248), as filed on February 24, 1998.

(8.29)

Seventh Amendment dated as of May 1, 1998 to the Fund Participation Agreement dated February 1, 1994 and amended on December 15, 1994, February 1, 1995, May 1, 1995, January 1, 1996, March 1, 1996, May 1, 1997 and January 20, 1998 between Aetna Life Insurance and Annuity Company, Variable Insurance Products Fund II and Fidelity Distributors Corporation • Incorporated by reference to Registration Statement on Form N-4 (File No. 333-56297), as filed on June 8, 1998.

(8.30)

Eighth Amendment dated December 1, 1999 to Fund Participation Agreement dated February 1, 1994 and amended on December 15, 1994, February 1, 1995, May 1, 1995, January 1, 1996, March 1, 1996, May 1, 1997, January 20, 1998 and May 1, 1998 between Aetna Life Insurance and Annuity Company, Variable Insurance Products Fund II and Fidelity Distributors Corporation • Incorporated by reference to Post-Effective Amendment No. 19 to Registration Statement on Form N-4 (File No. 333-01107), as filed on February 16, 2000.

(8.31)

Service Agreement effective as of June 1, 2002 by and between Fidelity Investments Institutional Operations Company, Inc. and ING Financial Advisers, LLC • Incorporated by reference to Post-Effective Amendment No. 33 to Registration Statement on Form N-4 (File No. 33-75988), as filed on August 5, 2004.

(8.32)

Service Contract effective as of June 1, 2002 by and between Directed Services, Inc., ING Financial Advisers, LLC, and Fidelity Distributors Corporation • Incorporated by reference to Post-Effective Amendment No. 33 to Registration Statement on Form N-4 (File No. 33-75988), as filed on August 5, 2004.

(8.33)

Participation Agreement dated as of July 20, 2001 between Franklin Templeton Variable Insurance Products Trust, Franklin Templeton Distributors, Inc. and Aetna Life Insurance and Annuity Company • Incorporated by reference to Post-Effective Amendment No. 27 to Registration Statement on Form N-4 (File No. 333-01107), as filed on October 26, 2001.

(8.34)

Amendment dated as of January 2, 2002 to Participation Agreement dated as of July 20, 2001 by and among Franklin Templeton Variable Insurance Products Trust, Franklin Templeton Distributors, Inc., Aetna Life Insurance and Annuity Company, Aetna Insurance Company of America, Golden American Life Insurance Company and Direct Services, Inc. • Incorporated by reference to Post-Effective Amendment No. 30 to Registration Statement on Form N-4 (File No. 333-01107), as filed on April 4, 2002.

(8.35)

Amendment dated December 10, 2003 to Participation Agreement dated July 20, 2001 and as amended on January 2, 2002 by and among Franklin Templeton Variable Insurance Products Trust, Franklin Templeton Distributors, Inc., ING Life Insurance and Annuity Company, ING Insurance Company of America, Golden American Life Insurance Company and Directed Services, Inc. • Incorporated by reference to Post-Effective Amendment No. 32 to Registration Statement on Form N-4 (File No. 33-75988), as filed on April 13, 2004.

(8.36)

Participation Agreement dated December 8, 1997 among Janus Aspen Series and Aetna Life Insurance and Annuity Company and Janus Capital Corporation • Incorporated by reference to Post-Effective Amendment No. 10 to Registration Statement on Form N-4 (File No. 33-75992), as filed on December 31, 1997.

(8.37)

Amendment dated October 12, 1998 to Fund Participation Agreement dated December 8, 1997 among Janus Aspen Series and Aetna Life Insurance and Annuity Company and Janus Capital Corporation • Incorporated by reference to Post-Effective Amendment No. 2 to Registration Statement on Form N-4 (File No. 333-56297), as filed on December 14, 1998.

(8.38)

Second Amendment dated December 1, 1999 to Fund Participation Agreement dated December 8, 1997 and amended on October 12, 1998 among Janus Aspen Series and Aetna Life Insurance and Annuity Company and Janus Capital Corporation • Incorporated by reference to Post-Effective Amendment No. 19 to Registration Statement on Form N-4 (File No. 333-01107), as filed on February 16, 2000.

(8.39)

Amendment dated as of August 1, 2000 to Fund Participation Agreement dated December 8, 1997 and amended on October 12, 1998 and December 1, 1999 among Janus Aspen Series and Aetna Life Insurance and Annuity Company and Janus Capital Corporation • Incorporated by reference to Post-Effective Amendment No. 22 to Registration Statement on Form N-4 (File No. 333-01107), as filed on August 14, 2000.

(8.40)

Letter Agreement dated December 7, 2001 between Janus and Aetna Life Insurance and Annuity Company reflecting evidence of a new Fund Participation Agreement with the same terms as the current Fund Participation Agreement except with a new effective date of March 28, 2002 • Incorporated by reference to Post-Effective Amendment No. 30 to Registration Statement on Form N-4 (File No. 33-75962), as filed on April 8, 2002.

(8.41)

Service Agreement dated December 8, 1997 between Janus Capital Corporation and Aetna Life Insurance and Annuity Company • Incorporated by reference to Post-Effective Amendment No. 10 to Registration Statement on Form N-4 (File No. 33-75992), as filed on December 31, 1997.

(8.42)

First Amendment dated as of August 1, 2000 to Service Agreement dated December 8, 1997 between Janus Capital Corporation and Aetna Life Insurance and Annuity Company • Incorporated by reference to Post-Effective Amendment No. 22 to Registration Statement on Form N-4 (File No. 333-01107), as filed on August 14, 2000.

(8.43)

Distribution and Shareholder Services Agreement - Service Shares of Janus Aspen Series (for Insurance Companies) dated August 1, 2000 between Janus Distributors, Inc. and Aetna Life Insurance and Annuity Company • Incorporated by reference to Post-Effective Amendment No. 22 to Registration Statement on Form N-4 (File No. 333-01107), as filed on August 14, 2000.

(8.44)

Letter Agreement dated October 19, 2001 between Janus and ALIAC reflecting evidence of a new Distribution and Shareholder Service Agreement with the same terms as the current Distribution and Shareholder Service Agreement except with a new effective date of March 28, 2002 • Incorporated by reference to Post-Effective Amendment No. 30 to Registration Statement on Form N-4 (File No. 33-75962), as filed on April 8, 2002.

(8.45)

Fund Participation Agreement dated December 1, 1988 and amended February 11, 1991 between Aetna Life Insurance and Annuity Company and Lexington Management Corporation regarding Natural Resources Trust • Incorporated by reference to Post-Effective Amendment No. 5 to Registration Statement on Form N-4 (File No. 33-75986), as filed on April 12, 1996.

(8.46)

Fund Participation Agreement dated April 28, 1994 between Aetna Life Insurance and Annuity Company, Lexington Emerging Markets Fund, Inc. and Lexington Management Corporation (its investment advisor) • Incorporated by reference to Post-Effective Amendment No. 22 to Registration Statement on Form N-4 (File No. 33-34370), as filed on April 22, 1996.

(8.47)

Fund Participation Agreement dated as of July 20, 2001 between Lord Abbett Series Fund, Inc. and Aetna Life Insurance and Annuity Company • Incorporated by reference to Post-Effective Amendment No. 27 to Registration Statement on Form N-4 (File No. 333-01107), as filed on October 26, 2001.

(8.48)

Service Agreement dated as of July 20, 2001 between Lord Abbett & Co. and Aetna Life Insurance and Annuity Company • Incorporated by reference to Post-Effective Amendment No. 27 to Registration Statement on Form N-4 (File No. 333-01107), as filed on October 26, 2001.

(8.49)

Fund Participation Agreement dated April 30, 1996 and amended on September 3, 1996, March 14, 1997 and November 28, 1997 among MFS Variable Insurance Trust, Aetna Life Insurance and Annuity Company and Massachusetts Financial Services Company • Incorporated by reference to Registration Statement on Form N-4 (File No. 333-56297), as filed on June 8, 1998.

(8.50)

Fourth Amendment dated May 1, 1998 to the Fund Participation Agreement dated April 30, 1996 and amended on September 3, 1996, March 14, 1997 and November 28, 1997 by and among MFS Variable Insurance Trust, Aetna Life Insurance and Annuity Company and Massachusetts Financial Services Company • Incorporated by reference to Pre-Effective Amendment No. 1 to Registration Statement on Form N-4 (File No. 333-56297), as filed on August 4, 1998.

(8.51)

Fifth Amendment dated May 1, 1998 to the Fund Participation Agreement dated April 30, 1996 and amended on September 3, 1996, March 14, 1997 and November 28, 1997 by and among MFS Variable Insurance Trust, Aetna Life Insurance and Annuity Company and Massachusetts Financial Services Company • Incorporated by reference to Post-Effective Amendment No. 4 to Registration Statement on Form N-4 (File No. 333-56297), as filed on February 16, 1999.

(8.52)

Fifth Amendment dated July 1, 1999 to Fund Participation Agreement dated April 30, 1996 and amended on September 3, 1996, March 14, 1997, November 28, 1997 and May 1, 1998 by and among MFS Variable Insurance Trust, Aetna Life Insurance and Annuity Company and Massachusetts Financial Services Company • Incorporated by reference to Post-Effective Amendment No. 11 to Registration Statement on Form N-4 (File No. 333-56297), as filed on November 23, 1999.

(8.53)

Sixth Amendment dated November 17, 2000 to Fund Participation Agreement dated April 30, 1996 and amended on September 3, 1996, March 14, 1997, November 28, 1997, May 1, 1998 and July 1, 1999 by and among Aetna Life Insurance and Annuity Company, MFS Variable Insurance Trust and Massachusetts Financial Services Company • Incorporated by reference to Pre-Effective Amendment No. 1 to Registration Statement on Form N-4 (File No. 333-49176), as filed on November 30, 2000.

(8.54)

Fund Participation Agreement dated March 11, 1997 between Aetna Life Insurance and Annuity Company and Oppenheimer Variable Annuity Account Funds and Oppenheimer Funds, Inc. • Incorporated by reference to Post-Effective Amendment No. 27 to Registration Statement on Form N-4 (File No. 33-34370), as filed on April 16, 1997.

(8.55)

First Amendment dated December 1, 1999 to Fund Participation Agreement dated March 11, 1997 between Aetna Life Insurance and Annuity Company and Oppenheimer Variable Annuity Account Funds and Oppenheimer Funds, Inc. • Incorporated by reference to Post-Effective Amendment No. 19 to Registration Statement on Form N-4 (File No. 333-01107), as filed on February 16, 2000.

(8.56)

Service Agreement effective as of March 11, 1997 between Oppenheimer Funds, Inc. and Aetna Life Insurance and Annuity Company • Incorporated by reference to Post-Effective Amendment No. 27 to Registration Statement on Form N-4 (File No. 33-34370), as filed on April 16, 1997.

(8.57)

Fund Participation Agreement dated as of May 1, 2001 among Pilgrim Variable Products Trust, Aetna Life Insurance and Annuity Company and ING Pilgrim Securities, Inc. • Incorporated by reference to Post-Effective Amendment No. 26 to Registration Statement on Form N-4 (File No. 333-01107), as filed on July 13, 2001.

(8.58)

Amendment dated August 30, 2002 between ING Life Insurance and Annuity Company, ING Variable Products Trust (formerly known as Pilgrim Variable Products Trust) and ING Funds Distributor to Fund Participation Agreement dated May 1, 2001 • Incorporated by reference to Post-Effective Amendment No. 28 to Registration Statement on Form N-4 (File No. 33-75988), as filed on April 10, 2003.

(8.59)

Administrative and Shareholder Services Agreement dated April 1, 2001 between ING Funds Services, LLC and ING Life Insurance and Annuity Company (Administrator for ING Variable Products Trust) • Incorporated by reference to Post-Effective Amendment No. 28 to Registration Statement on Form N-4 (File No. 33-75988), as filed on April 10, 2003.

(8.60)

Fund Participation Agreement dated as of July 1, 2001 between Pioneer Variable Contracts Trust and Aetna Life Insurance and Annuity Company • Incorporated by reference to Post-Effective Amendment No. 27 to Registration Statement on Form N-4 (File No. 333-01107), as filed on October 26, 2001.

(8.61)

Participation Agreement dated as of November 28, 2001 among Portfolio Partners, Inc., Aetna Life Insurance and Annuity Company and Aetna Investment Services, LLC • Incorporated by reference to Post-Effective Amendment No. 30 to Registration Statement on Form N-4 (File No. 33-75962), as filed on April 8, 2002.

(8.62)

Amendment dated March 5, 2002 between Portfolio Partners, Inc. (to be renamed ING Partners, Inc. effective May 1, 2002), Aetna Life Insurance and Annuity Company (to be renamed ING Life Insurance and Annuity Company effective May 1, 2002 and Aetna Investment Services, LLC (to be renamed ING Financial Advisers, LLC) to Participation Agreement dated November 28, 2001 • Incorporated by reference to Post-Effective Amendment No. 30 to Registration Statement on Form N-4 (File No. 33-75962), as filed on April 8, 2002.

(8.63)

Amendment dated May 1, 2003 between ING Partners, INC., ING Life Insurance and Annuity Company and ING Financial Advisers, LLC to the Participation Agreement dated as of November 28, 2001 and subsequently amended on March 5, 2002.

(8.64)

Form of Amendment dated November 1, 2004 to the Participation Agreement between ING Partners, INC., ING Life Insurance and Annuity Company and ING Financial Advisers, LLC dated as of November 28, 2001 and subsequently amended on March 5, 2002 and May 1, 2003

(8.65)

Shareholder Servicing Agreement (Service Class Shares) dated as of November 27, 2001 between Portfolio Partners, Inc. and Aetna Life Insurance and Annuity Company • Incorporated by reference to Post-Effective Amendment No. 30 to Registration Statement on Form N-4 (File No. 33-75962), as filed on April 8, 2002.

(8.66)

Amendment dated March 5, 2002 between Portfolio Partners, Inc. (to be renamed ING Partners, Inc. effective May 1, 2002) and Aetna Life Insurance and Annuity Company (to be renamed ING Life Insurance and Annuity Company effective May 1, 2002) to the Shareholder Servicing Agreement dated November 27, 2001 • Incorporated by reference to Post-Effective Amendment No. 30 to Registration Statement on Form N-4 (File No. 33-75962), as filed on April 8, 2002.

(8.67)

Amendment dated May 1, 2003 by and between ING Partners, Inc. and ING Life Insurance and Annuity Company to the Shareholder Servicing Agreement (Service Class Shares) dated November 27, 2001, as amended on March 5, 2002 • Incorporated by reference to Post-Effective Amendment No. 28 to Registration Statement on Form N-4 (File No. 33-75988), as filed on April 10, 2003.

(8.68)

Form of Amendment dated November 1, 2004 to the Shareholder Servicing Agreement (Service Class Shares) by and between ING Partners, Inc. and ING Life Insurance and Annuity Company dated November 27, 2001, as amended on March 5, 2002 and May 1, 2003

(8.69)

(Retail) Fund Participation Agreement dated as of July 1, 2000 between Aetna Life Insurance and Annuity Company, American Century Services Corporation, American Century Investment Services, Inc. • Incorporated by reference to Post-Effective Amendment No. 23 to Registration Statement on Form N-4 (File No. 333-01107), as filed on December 13, 2000.

(8.70)

(Retail) Amendment No. 1 effective November 7, 2003 to Fund Participation Agreement dated as of July 1, 2000 between ING Life Insurance and Annuity Company and American Century Investment Services, Inc. • Incorporated by reference to Post-Effective Amendment No. 37 to Registration Statement on Form N-4 (File No. 33-75962), as filed on April 13, 2004.

(8.71)

(Retail) Fund Participation Agreement dated May 1, 2000 between The Chapman Funds, Inc., The Chapman Co. and Aetna Life Insurance and Annuity Company • Incorporated by reference to Post-Effective Amendment No. 20 to Registration Statement on Form N-4 (File No. 333-01107), as filed on April 4, 2000.

(8.72)

(Retail) Fund Participation Agreement dated August 15, 2000 between Oppenheimer and Aetna Life Insurance and Annuity Company • Incorporated by reference to Post-Effective Amendment No. 23 to Registration Statement on Form N-4 (File No. 333-01107), as filed on December 13, 2000.

(8.73)

(Retail) Fund Participation Agreement dated as of August 8, 2000 by and between PAX World Balanced Fund, Inc. and Aetna Life Insurance and Annuity Company • Incorporated by reference to Post-Effective Amendment No. 23 to Registration Statement on Form N-4 (File No. 333-01107), as filed on December 13, 2000.

(8.74)

(Retail) Fund Participation Agreement dated as of August 15, 2000 by and between Federated Services Company, Federated Distributors, Wachovia Bank, NA and Aetna Life Insurance and Annuity Company • Incorporated by reference to Post-Effective Amendment No. 23 to Registration Statement on Form N-4 (File No. 333-01107), as filed on December 13, 2000.

(8.75)

(Retail) Shareholder Services Agreement dated October 4, 1999 between Federated Administrative Services for the Wachovia Funds and the Wachovia Municipal Funds and Aetna Investment Services, Inc. • Incorporated by reference to Post-Effective Amendment No. 23 to Registration Statement on Form N-4 (File No. 333-01107), as filed on December 13, 2000.

(8.76)

(Retail) First Amendment dated August 15, 2000 to the Shareholder Services Agreement by and among Aetna Investment Services, Inc. and Federated Administrative Services • Incorporated by reference to Post-Effective Amendment No. 23 to Registration Statement on Form N-4 (File No. 333-01107), as filed on December 13, 2000.

(9)	Opinion and Consent of Counsel*
(10)	Consent of Independent Registered Public Accounting Firm*
(11)	Not applicable
(12)	Not applicable
(13.1)	Powers of Attorney
(13.2)	Authorization for Signatures • Incorporated by reference to Post-Effective Amendment No. 5 to Registration Statement on Form N-4 (File No. 33-75986), as filed on April 12, 1996.
*To be filed by amendment

Item 25. Directors and Officers of the Depositor*
Name and Principal Business Address	Positions and Offices with Depositor
Keith Gubbay[1]	Director
Thomas Joseph McInerney[1]	Director
Kathleen Ann Murphy[1]	Director
Catherine H. Smith[2]	Director
Jacques de Vaucleroy[1]	Director and Senior Vice President
David A. Wheat[1]	Director, Senior Vice President and Chief Financial Officer
Brian D. Comer[2]	President
Robert L. Francis 6140 Stonehedge Mall Rd., Ste. 375 Pleasanton, California 94588	Senior Vice President
Shaun Patrick Mathews[2]	Senior Vice President
Stephen Joseph Preston[3]	Senior Vice President
Boyd George Combs[1]	Senior Vice President, Tax
James G. Auger[2]	Vice President
Marie M. Augsberger[2]	Vice President
Pamela M. Barcia[2]	Vice President
Ronald R. Barhorst 7676 Hazard Ctr. Dr. San Diego, California 92108	Vice President
Linda Beblo[3]	Vice President
Jeoffrey A. Block[4]	Vice President
Kevin P. Brown[2]	Vice President
Anthony V. Camp[2]	Vice President
Kevin L. Christensen[4]	Vice President
Andrew D. Chua[5]	Vice President
Elizabeth A. Clifford[3]	Vice President
Patricia Marie Corbett[4]	Vice President
Karen Czizik[5]	Vice President
Terrence O. Davis[3]	Vice President
Robert B. DiMartino[2]	Vice President
Shari Ann Enger[3]	Vice President
Julie A. Foster[4]	Vice President
Brian K. Haendiges[2]	Vice President
Steven J. Haun[4]	Vice President
James Hennessy[6]	Vice President
Ronald Christian Hull[2]	Vice President
William S. Jasien 12701 Fair Lakes Circle, Suite 470 Fairfax, Virginia 22033	Vice President
David Kelsey[2]	Vice President
Mary Ann Langevin[2]	Vice President
Roger Ernest Lavallee[2]	Vice President
Frederick C. Litow[1]	Vice President
Thomas A. Lutter[3]	Vice President
Christine Cannon Marcks[2]	Vice President
Gregory J. Miller[2]	Vice President
Todd E. Nevenhoven[4]	Vice President
Peg O. Norris[3]	Vice President
Ethel Pippin[2]	Vice President
Mary Kathleen Reid[2]	Vice President
Robert A. Richard[2]	Vice President
Michael Roland[6]	Vice President
Eric Steelman[3]	Vice President
Carl P. Steinhilber[2]	Vice President
Laurie M. Tillinghast[2]	Vice President
Stanley Vyner[7]	Vice President
Barry G. Ward[1]	Vice President
Christopher Robert Welp[4]	Vice President
Mary Broesch[3]	Vice President and Actuary
Bruce T. Campbell[2]	Vice President and Actuary
Richard Lau[3]	Vice President and Actuary
Mark D. Sperry[2]	Vice President and Actuary
Alice Su3	Vice President and Actuary
Lawrence D. Taylor[5]	Vice President and Actuary
Terry J. Boucher[2]	Vice President and Appointed Actuary
Roger W. Fisher[1]	Vice President and Chief Accounting Officer
John R. Dobo[5]	Vice President and Chief Actuary
David Scott Pendergrass[1]	Vice President and Treasurer
Dawn Peck[1]	Vice President, Assistant Treasurer
Ira Braunstein[1]	Vice President, Investments
Robert P. Browne[1]	Vice President, Investments
Daniel J. Foley[1]	Vice President, Investments
Christopher P. Lyons[1]	Vice President, Investments
Gregory G. McGreevey[1]	Vice President, Investments
Maurice Melvin Moore[1]	Vice President, Investments
Joseph J. Elmy[2]	Vice President, Tax
Paula Cludray-Engelke[8]	Secretary
James M. Desrocher Lincoln National Life Insurance Company 350 Church Street, MPR1 Hartford, CT 06103-1106	Illustration Actuary
Jane A. Boyle[2]	Assistant Secretary
Diana R. Cavender[8]	Assistant Secretary
Linda H. Freitag[1]	Assistant Secretary
Daniel F. Hinkel[1]	Assistant Secretary
William Hope[1]	Assistant Secretary
Joseph D. Horan[1]	Assistant Secretary
David Lee Jacobson[3]	Assistant Secretary
Rita J. Kummer[1]	Assistant Secretary
Donna M. O'Brien[2]	Assistant Secretary
Krystal L. Ols[8]	Assistant Secretary
Loralee Ann Renelt[8]	Assistant Secretary
Carol Semplice[2]	Assistant Secretary
Linda Ellen Senker[3]	Assistant Secretary
Patricia M. Smith[2]	Assistant Secretary
Edwina Steffer[8]	Assistant Secretary
John F. Todd[2]	Assistant Secretary
Diane Yell[9]	Assistant Secretary
Glenn Allan Black[1]	Tax Officer
Terry L. Owens[1]	Tax Officer
James Taylor[1]	Tax Officer
*	These individuals may also be directors and/or officers of other affiliates of the Company.
1	The principal business address of these directors and these officers is 5780 Powers Ferry Road, N.W., Atlanta, Georgia 30327.
2	The principal business address of this director and these officers is 151 Farmington Avenue, Hartford, Connecticut 06156.
3	The principal business address of these officers is 1475 Dunwoody Drive, West Chester, Pennsylvania 19380.
4	The principal business address of these officers is 909 Locust Street, Des Moines, Iowa 50309.
5	The principal business address of these officers is 1290 Broadway, Denver, Colorado 80203
6	The principal business address of this officer is 7337 E Doubletree Ranch Road, Scottsdale, Arizona 85258.
7	The principal business address of this officer is 520 Madison Avenue, 10th Floor, New York, New York 10022.
8	The principal business address of these officers is 20 Washington Avenue South, Minneapolis, Minnesota 55401.
9	The principal business address of this officer is 100 Washington Square, Minneapolis, Minnesota 55401.
Item 26. Persons Controlled by or Under Common Control with the Depositor or Registrant

Incorporated herein by reference to Item 26 in Post-Effective Amendment No. 2 to Registration Statement on Form N-4 for Separate Account B of ING USA Annuity and Life Insurance Company (File No. 333-90516), as filed on April 9, 2004.

Item 27. Number of Contract Owners
As of October 31, 2004, there were 600,168 individuals holding interests in variable annuity contracts funded through Variable Annuity Account C.
Item 28. Indemnification

Section 33-779 of the Connecticut General Statutes ("CGS") provides that a corporation may provide indemnification of or advance expenses to a director, officer, employee or agent only as permitted by Sections 33-770 to 33-778, inclusive, of the CGS. Reference is hereby made to Section 33-771(e) of the CGS regarding indemnification of directors and Section 33-776(d) of CGS regarding indemnification of officers, employees and agents of Connecticut corporations. These statutes provide in general that Connecticut corporations incorporated prior to January 1, 1997 shall, except to the extent that their certificate of incorporation expressly provides otherwise, indemnify their directors, officers, employees and agents against "liability" (defined as the obligation to pay a judgment, settlement, penalty, fine, including an excise tax assessed with respect to an employee benefit plan, or reasonable expenses incurred with respect to a proceeding) when (1) a determination is made pursuant to Section 33-775 that the party seeking indemnification has met the standard of conduct set forth in Section 33-771 or (2) a court has determined that indemnification is appropriate pursuant to Section 33-774. Under Section 33-775, the determination of and the authorization for indemnification are made (a) by the disinterested directors, as defined in Section 33-770(3); (b) by special counsel; (c) by the shareholders; or (d) in the case of indemnification of an officer, agent or employee of the corporation, by the general counsel of the corporation or such other officer(s) as the board of directors may specify. Also, Section 33-772 with Section 33-776 provide that a corporation shall indemnify an individual who was wholly successful on the merits or otherwise against reasonable expenses incurred by him in connection with a proceeding to which he was a party because he is or was a director, officer, employee, or agent of the corporation. Pursuant to Section 33-771(d), in the case of a proceeding by or in the right of the corporation or with respect to conduct for which the director, officer, agent or employee was adjudged liable on the basis that he received a financial benefit to which he was not entitled, indemnification is limited to reasonable expenses incurred in connection with the proceeding against the corporation to which the individual was named a party.

The statute does specifically authorize a corporation to procure indemnification insurance on behalf of an individual who was a director, officer, employee or agent of the corporation. Consistent with the statute, ING Groep N.V. maintains an umbrella insurance policy with an international insurer to cover errors and omissions, directors and officers, employment practices, fiduciary and fidelity. The policy covers ING Groep N.V. and any company in which ING Groep N.V. has controlling interest of 50% or more. This would encompass the principal underwriter as well as the depositor.

Section 20 of the ING Financial Advisers, LLC Limited Liability Company Agreement provides that ING Financial Advisers, LLC will indemnify certain persons against any loss, damage, claim or expenses (including legal fees) incurred by such person if he is made a party or is threatened to be made a party to a suit or proceeding because he was a member, officer, director, employee or agent of ING Financial Advisers, LLC, as long as he acted in good faith on behalf of ING Financial Advisers, LLC and in a manner reasonably believed to be within the scope of his authority. An additional condition requires that no person shall be entitled to indemnity if his loss, damage, claim or expense was incurred by reason of his gross negligence or willful misconduct. This indemnity provision is authorized by and is consistent with Title 8, Section 145 of the General Corporation Law of the State of Delaware.

Item 29. Principal Underwriter
(a)

In addition to serving as the principal underwriter for the Registrant, ING Financial Advisers, LLC also acts as the principal underwriter for ING Partners, Inc. (a management investment company registered under the Investment Company Act of 1940 (1940 Act)). Additionally, ING Financial Advisers, LLC acts as the principal underwriter for Variable Life Account B of ING Life Insurance and Annuity Company (ILIAC), Variable Life Account C of ILIAC, Variable Annuity Account B of ILIAC and Variable Annuity Account G of ILIAC (separate accounts of ILIAC registered as unit investment trusts under the 1940 Act). ING Financial Advisers, LLC is also the principal underwriter for (i) Variable Annuity Account I of ING Insurance Company of America (IICA) (a separate account of IICA registered as a unit investment trust under the 1940 Act), (ii) Separate Account N of ReliaStar Life Insurance Company (RLIC) (a separate account of RLIC registered as a unit investment trust under the 1940 Act.), (iii) ReliaStar Select Variable Account of ReliaStar Life Insurance Company (a separate account of RLIC registered as a unit investment trusts under the 1940 Act), (iv) MFS ReliaStar Variable Account (a separate account of RLIC registered as a unit investment trusts under the 1940 Act), (v) Northstar Variable Account (a separate account of RLIC registered as a unit investment trusts under the 1940 Act) (vi) ReliaStar Life Insurance Company of New York Variable Annuity Funds A, B, C (a management investment company registered under the 1940 Act), (vii) ReliaStar Life Insurance Company of New York Variable Annuity Funds D, E, F, G, H, I (a management investment company registered under the 1940 Act), (viii) ReliaStar Life Insurance Company of New York Variable Annuity Funds M, P, and Q (a management investment company registered under the1940 Act), and (ix) ReliaStar Life Insurance Company of New York Variable Annuity Funds M P (a management investment company registered under the1940 Act).

(b)	The following are the directors and officers of the Principal Underwriter:
Name and Principal Business Address	Positions and Offices with Principal Underwriter
Ronald R. Barhorst 7676 Hazard Ctr. Dr. San Diego, CA 92108	Director and President
Robert L. Francis[1]	Director
Shaun Patrick Mathews[2]	Director and Senior Vice President
Boyd George Combs[3]	Senior Vice President, Tax
Brian D. Comer[2]	Senior Vice President
William L. Lowe[2]	Senior Vice President
William Jasien[4]	Senior Vice President
Louis E. Bachetti 581 Main Street, 4th Fl. Woodbridge, NJ 07095	Senior Vice President
Susan J. Stamm[2]	Chief Financial Officer
Mark Appel 200 North Sepulveda Boulevard El Segundo, California	Vice President
Pamela Mulvey Barcia[2]	Vice President
Robert H. Barley[2]	Vice President
David A. Brounley[2]	Vice President
James Drake 5 Penn Plaza, 11th Flr. New York, New York	Vice President
Joseph J. Elmy[3]	Vice President
William Elmslie
Brian K. Haendiges[2]	Vice President
Bernard P. Heffernon 10740 Nall Ave., Ste. 120 Overland Park, KS 66211	Vice President
David Kelsey[2]	Vice President
Mary Ann Langevin[2]	Vice President
Christina Lareau[2]	Vice President
George D. Lessner Richardson, Texas	Vice President
Katherine E. Lewis 2675 N Mayfair Road, Ste. 501 Milwaukee, WI 53226	Vice President
Susan J. K. Lewis 16530 Ventura Blvd., Ste. 600 Encino, CA 91436	Vice President
David J. Linney 2900 N. Loop W., Ste. 180 Houston, TX 77092	Vice President
Frederick C. Litow[3]	Vice President
Mark R. Luckinbill 2841 Plaza Place, Ste. 210 Raleigh, NC 27612	Vice President
Christine Cannon Marcks[2]	Vice President
Richard T. Mason 440 S. Warren St., Ste. 702 Syracuse, NY 13202	Vice President
Scott T. Neeb[1]	Vice President
David Pendergrass[3]	Vice President and Treasurer
Ethel Pippin[2]	Vice President
Dawn M. Peck[3]	Vice President
Mary Kathleen Reid[2]	Vice President
Deborah Rubin[4]	Vice President
Frank W. Snodgrass 150 4th Ave., N., Ste. 410 Nashville, TN 37219	Vice President
Terran Titus[2]	Vice President
Bess B. Twyman[2]	Vice President
S. Bradford Vaughan, Jr. 601 Union St., Ste. 810 Seattle, WA 98101	Vice President
O. V. Williams	Vice President
Forrest R. Wilson Tampa, Florida	Vice President
Judeen T. Wrinn[2]	Vice President
Paula Cludray-Engelke[5]	Secretary
Diana R. Cavender[5]	Assistant Secretary
Krystal L. Ols[5]	Assistant Secretary
Loralee Ann Renelt[5]	Assistant Secretary
Edsina P. J. Steffer[5]	Assistant Secretary
John F. Todd[2]	Assistant Secretary
Glenn Allan Black[3]	Tax Officer
Terry L. Owens[3]	Tax Officer
James Taylor[3]	Tax Officer
1	The principal business address of this director and these officers is 6140 Stonehedge Mall Rd., Ste. 375, Pleasanton, California 94588.
2	The principal business address of this director and these officers is 151 Farmington Avenue, Hartford, Connecticut 06156.
3	The principal business address of these officers is 5780 Powers Ferry Road, N.W., Atlanta, Georgia 30327.
4	The principal business address of these officers is 12701 Fair Lakes Circle, Suite 470, Fairfax, Virginia 22033.
5	The principal business address of these officers is 20 Washington Avenue South, Minneapolis, Minnesota 55401.
(c)	Compensation to Principal Underwriter during last fiscal year:
(1)	(2)	(3)	(4)	(5)

Name of Principal Underwriter	Net Underwriting Discounts and Commissions	Compensation on Redemption or Annuitization	Brokerage Commissions	Compensation*

ING Financial Advisers, LLC	$964,872.95
*

Reflects compensation paid to ING Financial Advisers, LLC attributable to regulatory and operating expenses associated with the distribution of all products issued by Variable Annuity Account C of ING Life Insurance and Annuity Company during 2003.

Item 30. Location of Accounts and Records

All accounts, books and other documents required to be maintained by Section 31(a) of the 1940 Act and the rules under it relating to the securities described in and issued under this Registration Statement are maintained by ING Life Insurance and Annuity Company at 151 Farmington Avenue, Hartford, Connecticut 06156 and at ING Americas at 5780 Powers Ferry Road, Atlanta, Georgia 30327-4390.

All accounts, books and other documents required to be maintained by Section 31(a) of the 1940 Act and the rules under it relating to the securities described in and issued under this Registration Statement are located at the offices of the Depositor as follows:

and
Opportunity Plus Service Center 800 Troy-Schenectady Road Latham, NY 12110-2455
ING Americas 5780 Powers Ferry Road Atlanta, GA 30327-4390
ING Americas 20 Washington Avenue South Minneapolis, MN 55401
Item 31. Management Services
Not applicable
Item 32. Undertakings
Registrant hereby undertakes:
(a)

to file a post-effective amendment to this registration statement on Form N-4 as frequently as is necessary to ensure that the audited financial statements in the registration statement are never more than sixteen months old for as long as payments under the variable annuity contracts may be accepted;

(b)

to include as part of any application to purchase a contract offered by a prospectus which is part of this registration statement on Form N-4, a space that an applicant can check to request a Statement of Additional Information; and

(c)	to deliver any Statement of Additional Information and any financial statements required to be made available under this Form N-4 promptly upon written or oral request.
(d)

during the Guarantee Period, to mail notices to current shareholders promptly after the happening of significant events related to the guarantee issued by ING Life Insurance and Annuity Company (the "Guarantee"). These significant events include (i) the termination of the Guarantee; (ii) a default under the Guarantee that has a material adverse effect on a shareholder's right to receive his or her guaranteed amount on the maturity date; (iii) the insolvency of ING Life Insurance and Annuity Company; or (iv) a reduction in the credit rating of ING Life Insurance and Annuity Company's long-term debt as issued by Standard & Poor's or Moody's Investors Service, Inc. to BBB+ or lower or Baa1 or lower, respectively.

During the Guarantee Period, the Registrant hereby undertakes to include in the prospectus which is a part of this registration statement on Form N-4, a space that an applicant can check to request the most recent annual and/or quarterly report of ING Life Insurance and Annuity Company.

The Company hereby represents that it is relying upon and complies with the provisions of Paragraphs (1) through (4) of the SEC Staff's No-Action Letter dated November 28, 1988 with respect to language concerning withdrawal restrictions applicable to plans established pursuant to Section 403(b) of the Internal Revenue Code. See American Counsel of Life Insurance; SEC No-Action Letter, [1988 WL 1235221 *13 (S.E.C.)]

Insofar as indemnification for liability arising under the Securities Act of 1933 may be permitted to directors, officers and controlling persons of the Registrant pursuant to the foregoing provisions, or otherwise, the Registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a director, officer or controlling person of the Registrant in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question of whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

ING Life Insurance and Annuity Company represents that the fees and charges deducted under the contracts covered by this registration statement, in the aggregate, are reasonable in relation to the services rendered, the expenses expected to be incurred, and the risks assumed by the insurance company.

SIGNATURES

As required by the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant, Variable Annuity Account C of ING Life Insurance and Annuity Company, has duly caused this Post-Effective Amendment to its Registration Statement on Form N-4 (File No. 33-75962) to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of Hartford, State of Connecticut, on the 17th day of December, 2004.

VARIABLE ANNUITY ACCOUNT C OF ING LIFE INSURANCE AND ANNUITY COMPANY
(Registrant)
	By:	ING LIFE INSURANCE AND ANNUITY COMPANY
(Depositor)
	By:	Brian Comer*

Brian Comer President
As required by the Securities Act of 1933, this Post-Effective Amendment No. 39 to the Registration Statement has been signed by the following persons in the capacities and on the dates indicated.
Signature	Title		Date

Brian Comer*	Director and President	)

Brian Comer	(principal executive officer))
)
Thomas J. McInerney*	Director	)	December

Thomas J. McInerney		)	17, 2004
)
Kathleen A. Murphy*	Director	)

Kathleen A. Murphy		)
)
Catherine H. Smith*	Director	)

Catherine H. Smith		)
)
Jacques de Vaucleroy*	Director	)

Jacques de Vaucleroy		)
)
David A. Wheat*	Director and Chief Financial Officer	)

David A. Wheat		)

Roger Fisher*	Chief Accounting Officer	)

Roger Fisher		)

By:	/s/ Michael A. Pignatella

Michael A. Pignatella *Attorney-in-Fact
VARIABLE ANNUITY ACCOUNT C Exhibit Index
Exhibit No.	Exhibit

99-B.4.20	Endorsement E-LOANSBA(1/02)to Contracts G-TDA-HH(XC/M) and G-TDA-HH(XC/S) and Contract Certificates GTCC-HH(XC/M) and GTCC-HH(XC/S)

99-B.4.21	Endorsement ENYS-EDB-02 to Contracts G-TDA-HH(XC/M) and G-TDA-HH(XC/S) and Contract Certificates GTCC-HH(XC/M) and GTCC-HH(XC/S)

99-B.4.23	Variable Annuity Contract GAGOV-98(NY)

99-B.4.24	Variable Annuity Contract Certificate GAGOVC-98(NY)

99-B.4.25	Endorsement EGOVCC-NYS-03 to Contract GAGOV-98(NY) and Contract Certificate GAGOVC-98(NY)

99-B.5.2	Variable Annuity Contract Application (300-AD457-98(X)) to Contract GAGOV-98(NY) and Contract Certificate GAGOVC-98(NY)

99-B.8.63

Amendment dated May 1, 2003 between ING Partners, INC., ING Life Insurance and Annuity Company and ING Financial Advisers, LLC to the Participation Agreement dated as of November 28, 2001 and subsequently amended on March 5, 2002.

99-B.8.64

Amendment dated November 1, 2004 between ING Partners, INC., ING Life Insurance and Annuity Company and ING Financial Advisers, LLC to the Participation Agreement dated as of November 28, 2001 and subsequently amended on March 5, 2002 and May 1, 2003.

99-B.8.68

Form of Amendment dated November 1, 2004 to the Shareholder Servicing Agreement (Service Class Shares) by and between ING Partners, Inc. and ING Life Insurance and Annuity Company dated November 27, 2001, as amended on March 5, 2002 and May 1, 2003

99-B.9	Opinion and Consent of Counsel	*

99-B.10	Consent of Independent Registered Public Accounting Firm	*
99-B.13.1	Power of Attorney

*To be filed by amendment